Compensation Employee Long Term Incentive Plan (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at Period Start, Weighted Average Grant Date Fair Value	$ 10.60			$ 10.60	$ 10.20	$ 10.20
Weighted average grant date fair value - granted				11.05		11.00
Weighted average grant date fair value - vested				10.99		10.20
Weighted average grant date fair value - forfeited				10.76		10.38
Nonvested at Period End, Weighted Average Grant Date Fair Value		$ 10.80		$ 10.80		$ 10.60	$ 10.20
Share-based compensation, expense recognized in period		$ 3.3	$ 3.1	$ 5.3	$ 4.7	$ 10.4	$ 3.4
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 22.6		$ 22.6		$ 9.0
Estimated recognition period for not vested shares				4 years 4 months		1 year 4 months
Stock-based awards vested in period, fair value				$ 2.2		$ 15.4
Deferred Compensation Cash-based Arrangements, Liability, Current and Noncurrent						8.7
Defined contribution plan, employer 401K contribution amounts						$ 1.0	$ 0.2
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start	808			808	18	18
Granted				464		811
Vested				(196)		(5)
Forfeited				(26)		(16)
Nonvested at Period End		1,050		1,050		808	18
Performance Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start	199			199	0	0
Granted				1,275		199
Vested				0		0
Forfeited				0		0
Nonvested at Period End		1,474		1,474		199	0
Performance Stock Awards | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	2,100
Phantom Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start	998			998	2,446	2,446
Granted				0		0
Vested				0		(1,394)
Forfeited				(12)		(54)
Nonvested at Period End		986		986		998	2,446